Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 20,169,000	$ 14,502,000
Tax credits	5,065,000	4,803,000
Accrued expenses and other	2,667,900	1,861,300
Total deferred tax assets	27,901,900	21,166,300
Less valuation allowance	(27,901,900)	(21,166,300)
Net deferred tax assets	$ 0	$ 0